UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Tax-Managed Emerging Markets Fund

Class I EITEX

Semi-Annual Shareholder Report December 31, 2024

This semi-annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$476,508,428
# of Portfolio Holdings	1,401
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Asia
52.2%
Latin America
13.5%
Emerging Europe
12.5%
Middle East
11.0%
Africa
9.2%
North America
0.9%
Developed Europe
0.7%

Value	Value
Developed Europe	0.7%
North America	0.9%
Africa	9.2%
Middle East	11.0%
Emerging Europe	12.5%
Latin America	13.5%
Asia	52.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Delta Electronics (Thailand) PCL	1.2%
Xiaomi Corp.	0.9%
Naspers Ltd.	0.8%
America Movil SAB de CV	0.6%
Turkcell Iletisim Hizmetleri AS	0.6%
Samsung Electronics Co. Ltd.	0.6%
Bharti Airtel Ltd.	0.5%
Bidvest Group Ltd.	0.5%
Total	8.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report December 31, 2024

EITEX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Tax-Managed Emerging
Markets Fund
Semi-Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information December 31, 2024
Parametric
Tax-Managed Emerging Markets Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.9%
Security	Shares	Value
Argentina — 1.1%
Banco BBVA Argentina SA ADR(1)(2)	11,711	$ 223,212
Banco Macro SA ADR(1)(2)	1,900	183,844
Central Puerto SA ADR(2)	18,400	266,616
CRESUD SA ADR(1)	6,765	85,442
Despegar.com Corp.(1)	6,849	131,843
IRSA Inversiones y Representaciones SA ADR(1)	16,761	250,242
Loma Negra Cia Industrial Argentina SA ADR(1)	13,400	159,996
MercadoLibre, Inc.(1)	940	1,598,413
Pampa Energia SA ADR(1)(2)	6,575	578,205
Telecom Argentina SA ADR(1)(2)	17,600	221,584
Transportadora de Gas del Sur SA, Class B ADR(1)	16,270	476,223
YPF SA ADR(1)	29,664	1,261,017
		$ 5,436,637
Bahrain — 0.5%
Al Salam Bank BSC	3,540,814	$ 1,921,690
GFH Financial Group BSC	956,057	317,683
		$ 2,239,373
Bangladesh — 0.4%
Al-Arafah Islami Bank PLC	356,656	$ 58,052
Bangladesh Export Import Co. Ltd.(1)(3)	260,017	172,503
Beximco Pharmaceuticals Ltd.	79,073	54,192
British American Tobacco Bangladesh Co. Ltd.	21,052	64,894
GrameenPhone Ltd.	72,336	196,683
Jamuna Oil Co. Ltd.	50,340	71,997
Khulna Power Co. Ltd.	231,595	25,347
LafargeHolcim Bangladesh PLC	194,809	87,858
LankaBangla Finance PLC	629,970	97,953
Meghna Petroleum Ltd.	38,062	62,565
Olympic Industries Ltd.	50,610	66,813
Padma Oil Co. Ltd.	25,811	40,671
Pubali Bank PLC	449,986	110,386
Social Islami Bank PLC	1,537,392	112,833
Square Pharmaceuticals PLC	292,370	532,172
Summit Power Ltd.	372,759	46,165
Titas Gas Transmission & Distribution Co. Ltd.	163,853	28,681
Unique Hotel & Resorts PLC	394,668	145,772
United Commercial Bank PLC	1,306,891	100,045
		$ 2,075,582
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 457,412
Security	Shares	Value
Botswana (continued)
Letshego Africa Holdings Ltd.(1)	2,688,951	$ 222,122
Sechaba Breweries Holdings Ltd.	731,999	1,682,892
		$ 2,362,426
Brazil — 3.8%
Adecoagro SA	20,500	$ 193,315
Allos SA	33,689	98,920
AMBEV SA	384,325	730,790
Arcos Dorados Holdings, Inc., Class A	25,165	183,201
Atacadao SA	46,200	40,571
Azzas 2154 SA	15,666	75,105
B3 SA - Brasil Bolsa Balcao	107,755	179,053
Banco Bradesco SA, PFC Shares	75,130	141,267
Banco do Brasil SA	55,200	214,049
Braskem SA, Class A, PFC Shares(1)	28,900	55,044
BRF SA	83,000	338,160
CCR SA	119,400	196,473
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	402,400
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	700,708
Cia Energetica de Minas Gerais, PFC Shares	149,760	267,156
Cogna Educacao SA(1)	267,100	47,069
Cosan SA	75,536	101,060
Cury Construtora e Incorporadora SA	18,200	51,320
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	177,500
Direcional Engenharia SA	19,100	82,198
Embraer SA(1)	44,300	406,294
Engie Brasil Energia SA	12,825	73,611
Equatorial Energia SA	54,600	241,932
Fleury SA	69,995	136,800
Gerdau SA, PFC Shares	51,120	149,280
Grendene SA	79,100	62,505
Hapvida Participacoes e Investimentos SA(1)(4)	984,257	355,258
Hypera SA	54,900	160,569
Iguatemi SA	33,840	94,739
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	38,800	80,146
Isa Energia Brasil SA(1)	19,852	73,886
Itau Unibanco Holding SA, PFC Shares	53,893	266,605
Itausa SA, PFC Shares	65,927	94,183
JBS SA	51,902	306,375
Klabin SA, PFC Shares	258,500	192,075
Localiza Rent a Car SA	52,932	275,700
Lojas Renner SA	159,341	311,911
Magazine Luiza SA(1)	53,900	56,563
Marfrig Global Foods SA	42,100	115,889

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
MRV Engenharia e Participacoes SA(1)	64,300	$ 55,175
Multiplan Empreendimentos Imobiliarios SA	27,000	92,324
Natura & Co. Holding SA	79,100	163,233
NU Holdings Ltd., Class A(1)	46,800	484,848
Odontoprev SA	89,700	157,745
Petroleo Brasileiro SA, PFC Shares	394,891	2,335,574
Prio SA(1)	29,300	192,058
Raia Drogasil SA	86,752	308,793
Raizen SA, PFC Shares	212,300	74,174
Rede D'Or Sao Luiz SA(4)	219,100	901,329
Rumo SA	70,999	204,970
Sendas Distribuidora SA(1)	81,380	74,212
SLC Agricola SA	20,600	58,359
Smartfit Escola de Ginastica e Danca SA	44,300	121,371
Suzano SA	31,841	320,261
Telefonica Brasil SA	90,505	689,872
TIM SA	158,975	374,723
TOTVS SA	78,600	340,634
Transmissora Alianca de Energia Eletrica SA	40,076	213,047
Ultrapar Participacoes SA	73,348	190,568
Vale SA	159,018	1,406,297
Vibra Energia SA	185,864	536,173
Vivara Participacoes SA	16,600	51,764
WEG SA	119,728	1,021,617
XP, Inc. BDR	3,900	46,216
YDUQS Participacoes SA	58,400	80,613
		$ 18,225,630
Bulgaria — 0.2%
Bulgartabac Holding AD(1)	3,450	$ 3,810
Industrial Holding Bulgaria PLC(1)	443,968	404,011
Sopharma AD	246,595	757,335
		$ 1,165,156
Chile — 2.5%
Aguas Andinas SA, Series A	522,654	$ 157,356
Banco de Chile	6,307,082	716,826
Banco de Credito e Inversiones SA	9,960	276,302
Banco Santander Chile ADR(2)	28,749	542,206
CAP SA(1)	34,019	180,216
Cencosud SA	466,149	1,030,739
Cencosud Shopping SA	230,782	362,428
Cia Cervecerias Unidas SA ADR(2)	31,700	359,161
Cia Sud Americana de Vapores SA	10,549,689	569,306
Colbun SA	1,586,584	196,133
Embotelladora Andina SA, Series B ADR	23,172	426,365
Security	Shares	Value
Chile (continued)
Empresa Nacional de Telecomunicaciones SA	98,246	$ 293,988
Empresas CMPC SA	283,375	444,724
Empresas COPEC SA	127,871	782,150
Enel Americas SA	5,220,130	458,517
Enel Chile SA	6,569,086	379,935
Engie Energia Chile SA(1)	118,694	108,317
Falabella SA(1)	454,592	1,605,940
Inversiones Aguas Metropolitanas SA	149,380	112,678
Parque Arauco SA	315,323	505,542
Plaza SA	163,930	268,734
Quinenco SA	108,178	356,072
Ripley Corp. SA(1)	1,523,868	416,299
Sociedad Quimica y Minera de Chile SA ADR(2)	32,200	1,170,792
SONDA SA	210,171	75,610
Vina Concha y Toro SA	162,058	177,675
		$ 11,974,011
China — 16.7%
AAC Technologies Holdings, Inc.	70,500	$ 338,087
Agricultural Bank of China Ltd., Class H	696,000	394,993
Air China Ltd., Class H(1)(2)	366,000	241,121
Akeso, Inc.(1)(2)(4)	38,000	295,735
Alibaba Group Holding Ltd. ADR	14,209	1,204,781
Alibaba Health Information Technology Ltd.(1)(2)	550,000	231,850
Aluminum Corp. of China Ltd., Class H	534,000	306,287
Anhui Conch Cement Co. Ltd., Class H	186,000	473,508
ANTA Sports Products Ltd.	69,143	682,877
Baidu, Inc. ADR(1)(2)	5,200	438,412
Bank of China Ltd., Class H	844,275	429,618
Bank of Communications Co. Ltd., Class H	369,000	302,425
Baoshan Iron & Steel Co. Ltd., Class A	104,100	99,800
BeiGene Ltd. ADR(1)	4,425	817,342
Beijing Enterprises Holdings Ltd.	95,500	326,827
Beijing Enterprises Water Group Ltd.	806,000	259,961
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	41,458
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	198,171
BOE Technology Group Co. Ltd., Class A	353,900	212,852
BYD Co. Ltd., Class H	13,672	465,028
BYD Electronic International Co. Ltd.	92,500	495,430
CGN Power Co. Ltd., Class H(4)	1,143,000	417,582
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	158,004
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	263,254
China CITIC Bank Corp. Ltd., Class H	153,000	105,536
China Conch Venture Holdings Ltd.	132,000	113,055
China Construction Bank Corp., Class H	1,275,745	1,056,922
China Everbright Environment Group Ltd.	262,148	130,042

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Gas Holdings Ltd.	340,800	$ 295,466
China Hongqiao Group Ltd.	202,500	303,910
China International Marine Containers Group Co. Ltd., Class H	105,261	73,182
China Life Insurance Co. Ltd., Class H	106,000	198,393
China Mengniu Dairy Co. Ltd.	163,000	364,650
China Merchants Bank Co. Ltd., Class H	56,000	285,845
China Merchants Port Holdings Co. Ltd.	84,000	149,395
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China Nonferrous Mining Corp. Ltd.	118,000	78,923
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	224,410
China Oilfield Services Ltd., Class H	266,000	240,074
China Overseas Land & Investment Ltd.	346,360	547,178
China Petroleum & Chemical Corp., Class H	3,548,200	2,024,297
China Power International Development Ltd.	694,000	281,785
China Railway Group Ltd., Class H	400,000	202,669
China Resources Beer Holdings Co. Ltd.	112,000	364,581
China Resources Gas Group Ltd.	198,000	781,795
China Resources Land Ltd.	262,611	753,895
China Resources Pharmaceutical Group Ltd.(4)	221,500	162,041
China Resources Power Holdings Co. Ltd.	272,000	658,545
China Shenhua Energy Co. Ltd., Class H	431,574	1,861,729
China Southern Airlines Co. Ltd., Class H(1)(2)	562,500	294,144
China State Construction International Holdings Ltd.	180,000	283,257
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	101,668
China Vanke Co. Ltd., Class H(1)(2)	452,317	306,006
China Yangtze Power Co. Ltd., Class A	236,900	959,202
Chinasoft International Ltd.(2)	272,000	179,847
CITIC Ltd.	415,000	487,081
CITIC Securities Co. Ltd., Class H	43,500	118,316
CMOC Group Ltd., Class H	1,020,000	684,081
COFCO Joycome Foods Ltd.(1)(2)(5)	452,000	80,366
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	330,000	263,507
COSCO SHIPPING Holdings Co. Ltd., Class H	350,294	573,474
Country Garden Services Holdings Co. Ltd.	153,425	108,086
CRRC Corp. Ltd., Class H	327,000	210,274
CSPC Pharmaceutical Group Ltd.	924,560	563,611
Daqo New Energy Corp. ADR(1)(2)	5,500	106,920
Dongyue Group Ltd.(2)	189,000	196,119
East Money Information Co. Ltd., Class A	95,289	337,133
ESR Group Ltd.(4)	328,000	503,186
Fufeng Group Ltd.(2)	162,000	113,776
Full Truck Alliance Co. Ltd. ADR	36,500	394,930
Ganfeng Lithium Group Co. Ltd., Class A	23,100	110,777
Ganfeng Lithium Group Co. Ltd., Class H(2)(4)	72,000	184,141
Security	Shares	Value
China (continued)
GCL Technology Holdings Ltd.(1)(2)	1,813,000	$ 250,385
GDS Holdings Ltd., Class A(1)	182,300	542,694
GEM Co. Ltd., Class A	124,200	111,105
Giant Biogene Holding Co. Ltd.(4)	29,200	186,454
GoerTek, Inc., Class A	226,900	801,712
Great Wall Motor Co. Ltd., Class H(2)	316,259	551,142
Guangdong Investment Ltd.	646,829	555,547
Guanghui Energy Co. Ltd., Class A	306,545	282,570
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	46,000	107,206
Haier Smart Home Co. Ltd., Class A	135,829	529,763
Hansoh Pharmaceutical Group Co. Ltd.(4)	176,000	389,669
Hengan International Group Co. Ltd.	39,500	114,014
Hua Hong Semiconductor Ltd.(2)(4)	66,000	182,613
Huadian Power International Corp. Ltd., Class H	448,000	230,768
Huadong Medicine Co. Ltd., Class A	30,560	144,873
Hualan Biological Engineering, Inc., Class A	59,670	137,735
Huaneng Power International, Inc., Class H	764,000	419,566
Huayu Automotive Systems Co. Ltd., Class A	82,100	197,557
Hundsun Technologies, Inc., Class A	23,173	88,843
Hygeia Healthcare Holdings Co. Ltd.(1)(4)	39,000	70,834
Iflytek Co. Ltd., Class A	37,950	251,106
Industrial & Commercial Bank of China Ltd., Class H	1,016,000	677,349
Industrial Bank Co. Ltd., Class A	93,482	245,365
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	141,863
Innovent Biologics, Inc.(1)(4)	90,000	421,060
JD Health International, Inc.(1)(4)	63,250	225,952
JD.com, Inc., Class A	38,150	662,406
Jiangsu Expressway Co. Ltd., Class H	390,000	430,796
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	338,863
Jiangsu Yanghe Distillery Co. Ltd., Class A	15,400	176,253
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	193,713
Jiangxi Copper Co. Ltd., Class H	255,000	406,290
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	124,599
KE Holdings, Inc. ADR	71,400	1,315,188
Kingboard Holdings Ltd.	71,200	170,470
Kingdee International Software Group Co. Ltd.(1)	244,000	265,152
Kingsoft Corp. Ltd.	44,400	190,649
Kunlun Energy Co. Ltd.	510,000	549,620
Kweichow Moutai Co. Ltd., Class A	4,910	1,025,161
Legend Biotech Corp. ADR(1)	5,317	173,015
Lenovo Group Ltd.	632,000	812,475
Li Ning Co. Ltd.	70,312	146,911
Longfor Group Holdings Ltd.(2)(4)	155,000	196,573
LONGi Green Energy Technology Co. Ltd., Class A	241,144	519,375

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Luxshare Precision Industry Co. Ltd., Class A	179,851	$ 1,003,384
Luzhou Laojiao Co. Ltd., Class A	7,900	135,498
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	245,229
Meituan, Class B(1)(4)	62,041	1,206,285
MMG Ltd.(1)	1,232,000	401,069
NARI Technology Co. Ltd., Class A	96,652	334,006
NAURA Technology Group Co. Ltd., Class A	4,000	214,073
NetEase, Inc. ADR	7,200	642,312
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	95,498
Orient Overseas International Ltd.	8,500	125,243
PDD Holdings, Inc. ADR(1)	8,200	795,318
PetroChina Co. Ltd., Class H	3,032,300	2,372,328
PICC Property & Casualty Co. Ltd., Class H	130,000	204,464
Ping An Bank Co. Ltd., Class A	44,700	71,655
Ping An Insurance Group Co. of China Ltd., Class H	75,046	440,472
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	199,006
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	90,611
Postal Savings Bank of China Co. Ltd., Class H(4)	136,000	79,831
Sanan Optoelectronics Co. Ltd., Class A	53,900	89,815
SDIC Power Holdings Co. Ltd., Class A	112,800	256,931
Shandong Gold Mining Co. Ltd., Class A	86,844	269,270
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	187,597
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	163,683
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,500	177,850
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	281,094
Shanxi Coking Coal Energy Group Co. Ltd., Class A	104,430	117,876
Shenergy Co. Ltd., Class A	227,799	296,195
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	102,530
Shenzhen Energy Group Co. Ltd., Class A	290,352	257,739
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	302,533
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,400	258,466
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	238,547
Shougang Fushan Resources Group Ltd.	290,000	93,673
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	359,221
Silergy Corp.	8,000	98,196
Sino Biopharmaceutical Ltd.	1,422,750	581,583
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	226,361
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	1,272,000	196,032
Sinopharm Group Co. Ltd., Class H	138,800	378,576
Sinotruk Hong Kong Ltd.	50,500	147,636
SITC International Holdings Co. Ltd.	84,000	222,745
Smoore International Holdings Ltd.(2)(4)	115,000	195,549
Sunny Optical Technology Group Co. Ltd.	43,400	380,755
TBEA Co. Ltd., Class A	218,684	381,684
TCL Technology Group Corp., Class A	410,080	282,597
Security	Shares	Value
China (continued)
Tencent Holdings Ltd.	144,411	$ 7,707,623
Tingyi (Cayman Islands) Holding Corp.	278,000	360,928
TravelSky Technology Ltd., Class H	93,000	123,554
Trip.com Group Ltd. ADR(1)	12,900	885,714
Tsingtao Brewery Co. Ltd., Class H	70,000	509,564
Uni-President China Holdings Ltd.	290,000	291,210
Wanhua Chemical Group Co. Ltd., Class A	41,920	409,837
Want Want China Holdings Ltd.	391,000	228,638
Weichai Power Co. Ltd., Class H	222,200	337,477
WH Group Ltd.(4)	573,500	441,959
Wuliangye Yibin Co. Ltd., Class A	21,600	414,429
WuXi Biologics Cayman, Inc.(1)(4)	99,500	222,988
Xiaomi Corp., Class B(1)(4)	965,801	4,235,820
Xinjiang Zhongtai Chemical Co. Ltd., Class A(1)	112,800	66,588
Xinyi Glass Holdings Ltd.	132,000	133,049
Yangzijiang Financial Holding Ltd.	316,000	95,919
Yangzijiang Shipbuilding Holdings Ltd.	316,000	690,726
Yankuang Energy Group Co. Ltd., Class H(2)	639,600	733,940
Youngor Fashion Co. Ltd., Class A	80,800	98,519
Yuexiu Property Co. Ltd.(2)	109,000	70,603
Yunnan Baiyao Group Co. Ltd., Class A	20,557	168,881
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	161,636
Zhaojin Mining Industry Co. Ltd., Class H(2)	278,000	390,521
Zhejiang Expressway Co. Ltd., Class H	274,000	196,396
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,088	188,726
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	255,284
Zijin Mining Group Co. Ltd., Class H	546,000	985,407
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(2)	209,800	153,188
ZTE Corp., Class H	172,939	538,767
ZTO Express Cayman, Inc. ADR	15,100	295,205
		$ 79,662,989
Colombia — 0.6%
Bancolombia SA	23,816	$ 203,153
Bancolombia SA ADR, PFC Shares	10,200	321,402
Cementos Argos SA	273,378	633,042
Ecopetrol SA	2,047,309	778,597
Geopark Ltd.	11,800	109,386
Grupo de Inversiones Suramericana SA	27,218	229,724
Interconexion Electrica SA ESP	110,389	418,037
		$ 2,693,341
Croatia — 0.6%
Adris Grupa DD, PFC Shares	6,147	$ 375,874
Arena Hospitality Group DD	2,091	68,409

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Croatia (continued)
Atlantic Grupa DD	2,113	$ 107,188
Ericsson Nikola Tesla DD	881	167,518
Hrvatski Telekom DD	25,199	1,048,871
Koncar-Elektroindustrija DD	284	130,553
Plava Laguna DD	217	68,158
Podravka Prehrambena Ind DD	2,414	371,777
Valamar Riviera DD	93,891	509,643
Zagrebacka Banka DD	6,564	183,462
		$ 3,031,453
Czech Republic — 0.7%
CEZ AS	52,673	$ 2,073,444
Colt CZ Group SE	7,347	202,283
Komercni Banka AS	12,517	437,124
Moneta Money Bank AS(4)	62,411	317,351
Philip Morris CR AS	349	240,685
		$ 3,270,887
Egypt — 0.6%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 126,893
Commercial International Bank - Egypt (CIB)	425,736	657,362
Eastern Co. SAE	901,970	523,370
EFG Holding SAE(1)	329,280	134,071
E-Finance for Digital & Financial Investments	496,808	183,039
Egyptian International Pharmaceutical Industries Co.	37,035	33,414
ElSewedy Electric Co.	321,993	480,576
Ezz Steel Co. SAE(1)	70,500	159,332
Madinet Masr For Housing & Development	728,217	54,571
Misr Fertilizers Production Co. SAE	171,600	125,558
Oriental Weavers	309,329	152,112
Talaat Moustafa Group	268,673	295,942
		$ 2,926,240
Estonia — 0.5%
Tallink Grupp AS	2,725,569	$ 1,641,246
TKM Grupp AS	87,200	855,988
		$ 2,497,234
Ghana — 0.3%
Aluworks Ltd.(1)(3)	5,176,100	$ 0
CalBank PLC(1)	341,902	8,149
GCB Bank PLC(1)	1,100,970	476,898
Societe Generale Ghana PLC(1)	1,345,362	137,280
Security	Shares	Value
Ghana (continued)
Standard Chartered Bank Ghana PLC	210,466	$ 329,300
Unilever Ghana PLC	249,000	331,113
		$ 1,282,740
Greece — 1.3%
Aegean Airlines SA	6,052	$ 63,375
Alpha Services and Holdings SA	115,150	192,206
Athens Water Supply & Sewage Co. SA	7,175	43,893
Costamare, Inc.	13,966	179,463
Eurobank Ergasias Services and Holdings SA, Class A	228,361	526,323
GEK TERNA SA	9,891	189,194
Hellenic Telecommunications Organization SA	55,732	858,106
Helleniq Energy Holdings SA	23,858	186,785
Holding Co. ADMIE IPTO SA	39,952	106,469
HUUUGE, Inc.(1)(4)	13,930	58,276
JUMBO SA	22,835	603,625
LAMDA Development SA(1)	8,969	67,752
Metlen Energy & Metals SA	12,114	420,109
Motor Oil (Hellas) Corinth Refineries SA	25,480	543,800
National Bank of Greece SA	60,470	478,767
OPAP SA	39,177	636,759
Public Power Corp. SA	23,724	302,674
Terna Energy SA	5,946	122,757
Titan Cement International SA	12,757	530,317
		$ 6,110,650
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	60,229	$ 193,086
MOL Hungarian Oil & Gas PLC	108,132	744,268
OTP Bank Nyrt	19,418	1,061,237
Richter Gedeon Nyrt	46,034	1,205,822
		$ 3,204,413
Iceland — 0.6%
Alvotech SA(1)	18,000	$ 238,140
Arion Banki Hf.(4)	210,165	252,627
Brim Hf.	523,945	278,786
Eik Fasteignafelag Hf.	1,131,355	115,298
Eimskipafelag Islands Hf.	20,268	55,966
Festi Hf.	203,114	415,761
Hagar Hf.	396,887	302,731
Heimar Hf.(1)	236,668	66,651
Icelandair Group Hf.(1)	4,838,238	50,849
Islandsbanki Hf.	101,860	91,045
Kvika banki Hf.(1)	595,941	88,127
Marel Hf.	85,149	372,201

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Olgerdin Egill Skallagrims Hf.(1)	893,270	$ 120,184
Reitir Fasteignafelag Hf.	82,656	69,654
Sildarvinnslan Hf.(1)	274,152	184,494
Siminn Hf.	2,013,433	195,908
Sjova-Almennar Tryggingar Hf.	328,847	114,308
Syn Hf.(1)	166,726	38,720
		$ 3,051,450
India — 7.8%
ABB India Ltd.	2,412	$ 194,347
ACC Ltd.	3,567	85,353
Adani Enterprises Ltd.	8,725	257,132
Adani Green Energy Ltd.(1)	9,292	112,715
Adani Ports & Special Economic Zone Ltd.	13,219	189,608
Adani Power Ltd.(1)	37,179	229,349
Adani Total Gas Ltd.	22,093	195,964
Alkem Laboratories Ltd.	3,800	249,792
Apollo Hospitals Enterprise Ltd.	3,512	298,837
Ashok Leyland Ltd.	75,540	194,067
Asian Paints Ltd.	13,099	348,514
Astral Ltd.	4,133	79,689
Aurobindo Pharma Ltd.	23,200	360,923
Avenue Supermarts Ltd.(1)(4)	4,100	170,367
Axis Bank Ltd.	25,838	320,394
Bajaj Auto Ltd.	1,140	116,955
Bajaj Finance Ltd.	2,000	159,037
Bharat Forge Ltd.	14,994	227,203
Bharat Petroleum Corp. Ltd.	73,200	248,897
Bharti Airtel Ltd.	138,700	2,568,122
Biocon Ltd.	15,452	65,783
Bosch Ltd.	952	378,990
Britannia Industries Ltd.	3,000	166,747
CG Power & Industrial Solutions Ltd.	24,000	203,587
Cipla Ltd.	26,154	466,107
Colgate-Palmolive (India) Ltd.	4,100	128,251
Container Corp. of India Ltd.	11,788	108,264
Cummins India Ltd.	1,875	71,510
Dabur India Ltd.	16,400	97,015
Divi's Laboratories Ltd.	6,919	492,430
DLF Ltd.	38,758	372,319
Dr. Lal PathLabs Ltd.(4)	4,214	147,482
Dr. Reddy's Laboratories Ltd.	32,090	519,583
Eicher Motors Ltd.	3,700	208,176
Embassy Office Parks REIT	41,800	180,305
Fortis Healthcare Ltd.	43,036	360,999
GAIL (India) Ltd.	144,000	320,045
Security	Shares	Value
India (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	$ 165,812
Glenmark Pharmaceuticals Ltd.	12,558	235,631
Godrej Consumer Products Ltd.	9,364	118,141
Godrej Properties Ltd.(1)	7,252	235,289
Grasim Industries Ltd.	8,195	233,445
Havells India Ltd.	10,504	205,247
HCL Technologies Ltd.	42,337	945,360
HDFC Bank Ltd.	21,816	451,162
HDFC Life Insurance Co. Ltd.(4)	7,000	50,361
Hero MotoCorp Ltd.	7,524	364,841
Hindalco Industries Ltd.	29,400	206,310
Hindustan Aeronautics Ltd.(5)	5,400	262,819
Hindustan Petroleum Corp. Ltd.	73,122	347,628
Hindustan Unilever Ltd.	23,929	649,900
Hindustan Zinc Ltd.	27,461	142,281
ICICI Bank Ltd.	36,451	544,644
Indian Hotels Co. Ltd.	22,700	232,019
Indian Oil Corp. Ltd.	132,000	209,185
Indian Railway Catering & Tourism Corp. Ltd.	8,800	80,695
IndusInd Bank Ltd.	5,700	63,780
Info Edge India Ltd.	5,400	546,029
Infosys Ltd.	94,613	2,072,548
InterGlobe Aviation Ltd.(1)(4)	3,500	185,787
ITC Ltd.	71,847	405,103
Jindal Steel & Power Ltd.	26,049	282,478
Jio Financial Services Ltd.(1)	45,331	157,715
JSW Steel Ltd.	30,895	324,715
Kotak Mahindra Bank Ltd.	9,041	188,192
Larsen & Toubro Ltd.	11,538	484,992
Laurus Labs Ltd.(4)	18,991	133,459
LTIMindtree Ltd.(4)	2,744	178,397
Lupin Ltd.	13,532	371,749
Mahindra & Mahindra Ltd.	15,361	537,684
Marico Ltd.	24,500	182,843
Maruti Suzuki India Ltd.	3,087	390,485
Max Healthcare Institute Ltd.	25,200	331,257
Mphasis Ltd.	4,679	154,968
Nestle India Ltd.	8,650	219,035
NTPC Ltd.	178,878	694,887
Persistent Systems Ltd.	5,600	420,962
Petronet LNG Ltd.	70,400	284,127
Phoenix Mills Ltd.	17,000	323,826
PI Industries Ltd.	3,875	166,496
Pidilite Industries Ltd.	4,200	142,407
Piramal Enterprises Ltd.	9,818	126,357
Power Grid Corp. of India Ltd.	139,964	503,774

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
PVR Inox Ltd.(1)	5,206	$ 79,133
Reliance Industries Ltd.	171,624	2,430,642
SBI Life Insurance Co. Ltd.(4)	2,900	46,994
Siemens Ltd.	3,216	244,918
SRF Ltd.	3,242	84,577
State Bank of India GDR(5)	1,968	182,186
Sun Pharmaceutical Industries Ltd.	35,292	776,666
Tata Communications Ltd.	20,183	400,651
Tata Consultancy Services Ltd.	33,114	1,580,249
Tata Consumer Products Ltd.	22,090	235,572
Tata Elxsi Ltd.	1,500	118,830
Tata Motors Ltd.	22,186	191,225
Tata Power Co. Ltd.	113,900	520,670
Tata Steel Ltd.	197,542	317,793
Tech Mahindra Ltd.	27,077	537,754
Titan Co. Ltd.	11,734	444,835
Torrent Pharmaceuticals Ltd.	7,900	309,652
Trent Ltd.	3,000	248,910
Tube Investments of India Ltd.	2,704	112,741
United Spirits Ltd.	14,200	269,221
UPL Ltd.	25,559	149,303
Varun Beverages Ltd.	27,500	204,613
Vedanta Ltd.	52,000	269,462
Vodafone Idea Ltd.(1)	841,401	77,824
Voltas Ltd.	14,121	294,673
Wipro Ltd.	86,106	302,575
Zydus Life Sciences Ltd.	19,960	226,099
		$ 37,107,448
Indonesia — 2.5%
AKR Corporindo Tbk. PT	974,300	$ 67,849
Alamtri Resources Indonesia Tbk. PT	3,538,300	532,820
Amman Mineral Internasional PT(1)	209,500	109,882
Aneka Tambang Tbk. PT	1,547,400	146,194
Aspirasi Hidup Indonesia Tbk. PT	1,992,400	97,418
Astra Agro Lestari Tbk. PT	213,500	82,190
Astra International Tbk. PT	4,279,900	1,301,022
Bank Central Asia Tbk. PT	817,600	490,064
Bank Mandiri Persero Tbk. PT	770,400	271,183
Bank Negara Indonesia Persero Tbk. PT	373,400	100,492
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	385,546
Barito Renewables Energy Tbk. PT	1,527,300	877,704
Bintang Oto Global Tbk. PT(1)	1,103,500	40,116
Bukalapak.com Tbk. PT(1)	14,207,700	110,167
Bukit Asam Tbk. PT	807,500	137,875
Bumi Serpong Damai Tbk. PT(1)	3,520,600	206,564
Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk. PT	579,700	$ 171,277
Elang Mahkota Teknologi Tbk. PT	3,975,100	120,913
GoTo Gojek Tokopedia Tbk. PT(1)	204,178,900	881,339
Gudang Garam Tbk. PT(1)	100,500	82,740
Indah Kiat Pulp & Paper Tbk. PT	574,600	242,144
Indocement Tunggal Prakarsa Tbk. PT	157,900	72,654
Indofood CBP Sukses Makmur Tbk. PT	340,600	240,599
Indofood Sukses Makmur Tbk. PT	819,000	391,683
Indosat Tbk. PT	823,200	126,536
Jasa Marga (Persero) Tbk. PT	881,800	237,079
Kalbe Farma Tbk. PT	8,791,300	743,561
Map Aktif Adiperkasa PT	2,430,400	161,547
Medikaloka Hermina Tbk. PT(5)	1,797,000	182,057
Mitra Adiperkasa Tbk. PT	1,435,700	125,307
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	147,328
Perusahaan Gas Negara Tbk. PT	1,528,700	150,718
Petrindo Jaya Kreasi Tbk. PT(1)	312,100	215,678
Sarana Menara Nusantara Tbk. PT	2,210,000	89,875
Semen Indonesia Persero Tbk. PT	863,000	176,138
Sumber Alfaria Trijaya Tbk. PT	1,624,400	287,552
Telkom Indonesia Persero Tbk. PT	5,936,400	993,670
Transcoal Pacific Tbk. PT	204,900	84,592
Unilever Indonesia Tbk. PT	677,300	79,378
United Tractors Tbk. PT	602,400	1,001,286
Vale Indonesia Tbk. PT(1)	546,594	122,529
		$ 12,085,266
Jordan — 0.7%
Arab Bank PLC	167,454	$ 1,062,683
Arab Potash	16,623	623,511
Capital Bank of Jordan	20,818	57,228
International General Insurance Holdings Ltd.	18,800	446,688
Jordan Ahli Bank	33,124	47,678
Jordan Islamic Bank	19,244	108,569
Jordan Petroleum Refinery Co.	74,590	525,734
Jordan Phosphate Mines	7,015	142,762
Jordanian Electric Power Co.	64,308	200,436
		$ 3,215,289
Kazakhstan — 0.6%
Freedom Holding Corp.(1)	2,400	$ 313,656
Halyk Savings Bank of Kazakhstan JSC GDR(5)	55,809	1,081,422
Kaspi.KZ JSC ADR	3,710	351,374
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,215,814
		$ 2,962,266

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya — 0.7%
ABSA Bank Kenya PLC	527,120	$ 73,338
East African Breweries PLC	566,176	764,325
Equity Group Holdings PLC	2,016,900	764,446
KCB Group PLC	804,860	262,506
Safaricom PLC	10,697,900	1,435,488
		$ 3,300,103
Kuwait — 1.3%
Agility Global PLC	731,742	$ 260,583
Agility Public Warehousing Co. KSC	365,871	293,047
Al Ahli Bank of Kuwait KSCP	100,908	84,917
Boubyan Bank KSCP	87,000	158,254
Boubyan Petrochemicals Co. KSCP	95,970	202,436
Gulf Bank KSCP	184,018	194,373
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	77,238
Humansoft Holding Co. KSC	18,898	166,754
Kuwait Finance House KSCP	634,551	1,534,864
Kuwait Projects Co. Holding KSCP(1)	309,344	95,253
Mabanee Co. KPSC	240,136	593,109
Mobile Telecommunications Co. KSCP	387,776	589,847
National Bank of Kuwait SAKP	521,493	1,515,048
National Industries Group Holding SAK	427,001	343,322
		$ 6,109,045
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 258,175
KN Energies AB	1,044,642	256,157
Panevezio Statybos Trestas(1)	114,366	58,478
Rokiskio Suris	157,707	584,168
Siauliu Bankas AB	931,034	795,800
		$ 1,952,778
Malaysia — 2.9%
Agmo Holdings Bhd.(1)	6,633	$ 762
Axiata Group Bhd.	392,075	218,190
Bumi Armada Bhd.(1)	605,000	88,645
CelcomDigi Bhd.	243,800	197,281
CIMB Group Holdings Bhd.	147,724	270,643
Dialog Group Bhd.	991,150	410,128
Fraser & Neave Holdings Bhd.	26,000	163,865
Gamuda Bhd.	342,600	362,714
Genting Bhd.	509,700	439,783
Security	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd.	569,900	$ 287,845
Greatech Technology Bhd.(1)	281,600	145,261
Hartalega Holdings Bhd.	367,000	323,930
Hibiscus Petroleum Bhd.	144,200	63,322
Hong Leong Bank Bhd.	26,500	121,765
IGB Real Estate Investment Trust	438,200	209,706
IHH Healthcare Bhd.	1,001,200	1,634,336
IJM Corp. Bhd.	448,340	304,399
Inari Amertron Bhd.	1,398,150	955,158
KPJ Healthcare Bhd.	443,100	240,586
Kuala Lumpur Kepong Bhd.	29,450	143,545
Mah Sing Group Bhd.	659,800	265,150
Malayan Banking Bhd.	132,286	302,878
Malaysia Airports Holdings Bhd.	54,400	128,707
Malaysian Pacific Industries Bhd.	31,800	183,962
Maxis Bhd.	136,700	111,528
MISC Bhd.	55,240	93,850
Mr DIY Group M Bhd.(4)	547,200	226,260
My EG Services Bhd.	3,439,300	737,086
Petronas Dagangan Bhd.	100,700	435,007
Petronas Gas Bhd.	50,974	201,554
PPB Group Bhd.	21,360	59,211
Press Metal Aluminium Holdings Bhd.	503,200	551,087
Public Bank Bhd.	342,790	349,425
RHB Bank Bhd.	70,159	101,648
Riverstone Holdings Ltd.	446,600	356,869
SD Guthrie Bhd.	207,609	229,717
Sime Darby Bhd.	217,645	114,789
Sunway Bhd.	243,900	261,153
Sunway Real Estate Investment Trust	512,000	211,847
Supermax Corp. Bhd.(1)	1,357,600	403,556
Telekom Malaysia Bhd.	119,100	177,057
Tenaga Nasional Bhd.	132,831	443,622
Top Glove Corp. Bhd.(1)	1,545,920	462,757
VS Industry Bhd.	1,701,750	429,434
Yinson Holdings Bhd.	320,000	188,923
		$ 13,608,941
Mauritius — 0.7%
Alteo Ltd.	383,939	$ 106,296
CIEL Ltd.	3,055,969	608,287
CIM Financial Services Ltd.	471,828	142,626
IBL Ltd.	160,284	132,826
Lavastone Ltd.	2,649,077	84,388
Lighthouse Properties PLC	824,036	350,550
MCB Group Ltd.	93,106	881,184

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mauritius (continued)
Miwa Sugar Ltd.	383,939	$ 85,475
Phoenix Beverages Ltd.	23,053	265,938
Rogers & Co. Ltd.	296,925	253,390
SBM Holdings Ltd.	806,564	88,612
Terra Mauricia Ltd.	84,900	37,546
United Basalt Products Ltd.	64,613	116,542
		$ 3,153,660
Mexico — 4.3%
Alfa SAB de CV, Series A(2)	699,969	$ 504,558
Alpek SAB de CV(2)	57,000	35,647
Alsea SAB de CV	233,400	487,934
America Movil SAB de CV, Series B(2)	4,195,790	3,008,348
Arca Continental SAB de CV(2)	25,800	213,480
Cemex SAB de CV, Series CPO(2)	1,727,318	970,068
Coca-Cola Femsa SAB de CV	37,610	292,442
Concentradora Fibra Danhos SA de CV	243,100	234,927
Controladora Axtel SAB de CV(1)	606,820	9,662
Corp. Inmobiliaria Vesta SAB de CV	156,000	398,024
El Puerto de Liverpool SAB de CV, Class C1(2)	113,100	539,708
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	293,606
Fibra Uno Administracion SA de CV	693,267	687,914
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,066,556
GCC SAB de CV(2)	21,400	190,158
Genomma Lab Internacional SAB de CV, Class B	144,400	175,488
Gruma SAB de CV, Class B	13,000	202,853
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	452,611
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,086,389
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	27,954	718,953
Grupo Bimbo SAB de CV, Series A(2)	137,408	364,756
Grupo Carso SAB de CV, Series A1(2)	91,500	507,022
Grupo Comercial Chedraui SA de CV(2)	17,000	102,338
Grupo Elektra SAB de CV(2)	3,319	55,710
Grupo Financiero Banorte SAB de CV, Class O	98,000	631,494
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	555,664
Grupo Mexico SAB de CV, Series B	347,656	1,655,330
Grupo Televisa SAB, Series CPO(2)	318,600	105,584
Industrias Penoles SAB de CV(1)(2)	18,649	237,372
Kimberly-Clark de Mexico SAB de CV, Class A(2)	77,110	108,577
Megacable Holdings SAB de CV	55,900	90,749
Nemak SAB de CV(1)(2)(4)	1,641,216	195,205
Ollamani SAB(1)(2)	13,023	22,110
Operadora De Sites Mexicanos SAB de CV(2)	233,764	137,561
Orbia Advance Corp. SAB de CV(2)	138,967	99,772
Prologis Property Mexico SA de CV	296,572	821,685
Security	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	34,350	$ 291,030
Sitios Latinoamerica SAB de CV(1)(2)	226,904	36,891
Ternium SA ADR	7,422	215,832
Vista Energy SAB de CV ADR(1)	35,400	1,915,494
Wal-Mart de Mexico SAB de CV	317,964	836,884
		$ 20,556,386
Morocco — 0.7%
Attijariwafa Bank	10,279	$ 577,456
Bank of Africa	9,107	184,486
Banque Centrale Populaire	4,384	118,926
Co. Sucrerie Marocaine et de Raffinage	21,862	409,528
Itissalat Al-Maghrib	57,814	468,012
Label Vie	406	168,228
LafargeHolcim Maroc SA	1,507	287,907
Managem SA	1,189	339,148
Societe d'Exploitation des Ports	8,886	470,026
TAQA Morocco SA	1,079	142,426
		$ 3,166,143
Nigeria — 0.2%
Dangote Cement PLC	2,841,985	$ 880,463
		$ 880,463
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 19,851
Bank Dhofar SAOG	227,558	92,127
Bank Muscat SAOG	1,226,680	803,078
Bank Nizwa SAOG	634,842	159,834
National Bank of Oman SAOG	263,458	196,494
Oman Cement Co. SAOG	99,831	98,129
Oman Flour Mills Co. SAOG	72,230	86,346
Oman Telecommunications Co. SAOG	244,062	596,045
Omani Qatari Telecommunications Co. SAOG	204,765	122,355
Renaissance Services SAOG	235,753	237,202
Sembcorp Salalah Power & Water Co. SAOG	377,934	98,029
Sohar International Bank SAOG	626,550	219,459
		$ 2,728,949
Pakistan — 0.6%
Engro Corp. Ltd.	65,568	$ 104,783
Fauji Fertilizer Co. Ltd.	167,205	220,611
Habib Bank Ltd.	133,780	83,253
Hub Power Co. Ltd.	481,781	225,097
IBEX Holdings Ltd.(1)	5,700	122,493
Lucky Cement Ltd.	54,383	213,583

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Mari Petroleum Co. Ltd.	106,939	$ 274,993
MCB Bank Ltd.	142,514	143,663
Meezan Bank Ltd.	116,683	100,387
Millat Tractors Ltd.	78,763	177,872
Nishat Mills Ltd.	155,957	59,712
Oil & Gas Development Co. Ltd.	273,913	222,985
Pakistan Oilfields Ltd.	55,863	126,831
Pakistan Petroleum Ltd.	294,317	214,655
Pakistan State Oil Co. Ltd.	118,797	187,209
Systems Ltd.	127,873	284,212
TRG Pakistan(1)	154,478	39,036
United Bank Ltd.	156,946	215,076
		$ 3,016,451
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 650,931
Copa Holdings SA, Class A	6,374	560,147
		$ 1,211,078
Peru — 1.1%
Alicorp SAA(1)	36,694	$ 67,393
Cia de Minas Buenaventura SAA ADR	74,256	855,429
Credicorp Ltd.	9,496	1,740,807
Ferreycorp SAA	63,418	49,460
Orygen Peru SAA	158,058	103,496
Southern Copper Corp.	27,043	2,464,428
		$ 5,281,013
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 90,009
Aboitiz Power Corp.	570,100	370,681
ACEN Corp.	1,854,088	127,811
Alliance Global Group, Inc.	413,400	64,363
Ayala Corp.	16,128	166,168
Ayala Land, Inc.	272,408	122,609
Ayala Land, Inc. GDR, PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	114,488	241,082
BDO Unibank, Inc.	111,964	276,973
Bloomberry Resorts Corp.(1)	627,500	49,462
Century Pacific Food, Inc.	620,600	449,647
Globe Telecom, Inc.	5,509	207,505
International Container Terminal Services, Inc.	49,220	327,624
JG Summit Holdings, Inc.	298,772	105,607
Jollibee Foods Corp.	98,940	458,827
Manila Electric Co.	56,804	478,278
Megaworld Corp.	2,140,300	75,552
Security	Shares	Value
Philippines (continued)
Metropolitan Bank & Trust Co.	78,099	$ 96,711
Monde Nissin Corp.(4)	1,566,500	231,700
Nickel Asia Corp.	705,988	42,433
PLDT, Inc.	20,100	449,322
Puregold Price Club, Inc.	190,740	101,512
San Miguel Corp.	74,510	110,583
Semirara Mining & Power Corp.	321,220	193,270
SM Investments Corp.	37,080	572,723
SM Prime Holdings, Inc.	501,550	216,612
Universal Robina Corp.	175,710	239,032
		$ 5,866,096
Poland — 2.4%
11 bit studios SA(1)	831	$ 34,180
Allegro.eu SA(1)(4)	74,767	489,946
Asseco Poland SA	22,948	533,037
Bank Millennium SA(1)	92,916	200,385
Bank Polska Kasa Opieki SA	14,024	468,777
Budimex SA	5,686	642,712
CCC SA(1)	12,600	561,242
CD Projekt SA	19,659	911,790
Cyfrowy Polsat SA(1)	64,007	219,255
Dino Polska SA(1)(4)	10,788	1,020,439
Grupa Kety SA	1,884	311,887
InPost SA(1)	27,708	473,035
Jastrzebska Spolka Weglowa SA(1)(2)	8,300	41,530
KGHM Polska Miedz SA	25,007	696,775
KRUK SA	1,376	138,636
LPP SA	216	812,711
mBank SA(1)	1,527	203,075
Neuca SA	578	121,945
Orange Polska SA	221,853	396,471
ORLEN SA	115,772	1,327,053
PGE Polska Grupa Energetyczna SA(1)	140,840	207,397
Powszechna Kasa Oszczednosci Bank Polski SA	60,399	874,374
Powszechny Zaklad Ubezpieczen SA	41,676	462,936
Santander Bank Polska SA	2,500	277,519
Tauron Polska Energia SA(1)	282,720	256,950
		$ 11,684,057
Qatar — 1.3%
Al Meera Consumer Goods Co. QSC	28,548	$ 113,679
Barwa Real Estate Co.	320,609	249,050
Commercial Bank PSQC	116,405	138,922
Gulf International Services QSC	460,440	420,324
Industries Qatar QSC	267,679	974,253

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
Masraf Al Rayan QSC	186,973	$ 126,279
Medicare Group	83,820	104,610
Mesaieed Petrochemical Holding Co.	705,600	289,267
Ooredoo QPSC	112,086	355,229
Qatar Aluminum Manufacturing Co.	276,600	91,931
Qatar Electricity & Water Co. QSC	73,498	316,494
Qatar Fuel QSC	38,116	156,892
Qatar Gas Transport Co. Ltd.	621,419	707,546
Qatar Insurance Co. SAQ	126,000	73,314
Qatar International Islamic Bank QSC	65,027	194,551
Qatar Islamic Bank QPSC	70,363	412,368
Qatar National Bank QPSC	182,353	864,769
Qatar National Cement Co. QSC	133,280	146,896
United Development Co. QSC	491,981	151,695
Vodafone Qatar QSC	395,921	198,776
		$ 6,086,845
Romania — 0.6%
Banca Transilvania SA	91,338	$ 513,321
BRD-Groupe Societe Generale SA	33,206	128,852
OMV Petrom SA	6,202,475	914,694
Societatea Energetica Electrica SA	51,840	142,374
Societatea Nationala de Gaze Naturale ROMGAZ SA	577,224	616,453
Societatea Nationala Nuclearelectrica SA	18,481	159,828
Transgaz SA Medias	42,481	207,338
		$ 2,682,860
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(1)(3)	961,000	0
Inter RAO UES PJSC(1)(3)	13,202,001	0
Magnit PJSC(1)(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	240,670	0
Mobile TeleSystems PJSC(1)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(3)	55,681	0
Mosenergo PJSC(1)(3)	5,882,962	0
Novatek PJSC(1)(3)	64,840	0
OGK-2 PJSC(1)(3)	20,114,000	0
PhosAgro PJSC(1)(3)	5,758	0
PhosAgro PJSC GDR(1)(3)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	0
Rostelecom PJSC(1)(3)	154,538	0
RusHydro PJSC(1)(3)	51,763,952	0
Security	Shares	Value
Russia (continued)
Sberbank of Russia PJSC(1)(3)	371,510	$ 0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(1)(3)	595,500	0
Surgutneftegas PJSC, PFC Shares(1)(3)	388,817	0
Transneft PJSC, PFC Shares(1)(3)	7,000	0
Unipro PJSC(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	80,310	$ 224,339
Advanced Petrochemical Co.(1)	6,812	58,171
Al Babtain Power & Telecommunication Co.	25,152	260,876
Al Hammadi Holding	27,426	280,121
Al Jouf Agricultural Development Co.	5,930	93,931
Al Rajhi Bank	38,410	965,467
Alandalus Property Co.	23,113	148,213
Aldrees Petroleum and Transport Services Co.	9,885	315,720
Alinma Bank	33,521	258,198
Almarai Co. JSC	45,823	697,048
Arabian Centres Co. Ltd.(4)	26,200	151,208
Arabian Internet & Communications Services Co.	2,019	144,907
Arriyadh Development Co.	15,994	142,987
Bank AlBilad	20,837	216,259
Banque Saudi Fransi	30,802	129,616
Batic Investments and Logistic Co.(1)	116,000	112,939
Bawan Co.	19,236	286,432
Catrion Catering Holding Co.	10,213	331,230
Dallah Healthcare Co.	10,498	419,181
Dar Al Arkan Real Estate Development Co.(1)	105,317	422,940
Dr. Sulaiman Al Habib Medical Services Group Co.	21,511	1,604,050
Emaar Economic City(1)	83,030	193,245
Etihad Etisalat Co.	44,585	632,944
Jarir Marketing Co.	117,587	395,696
Leejam Sports Co. JSC	8,274	408,270
Maharah Human Resources Co.	76,800	125,567
Middle East Healthcare Co.(1)	13,996	255,677
Mouwasat Medical Services Co.	26,503	599,131
Nahdi Medical Co.	4,265	133,399
National Agriculture Development Co.(1)	21,203	139,155
National Gas & Industrialization Co.	15,924	434,566
National Medical Care Co.	7,751	344,698
Riyad Bank	30,309	230,387
Riyad REIT Fund	60,724	109,821
SABIC Agri-Nutrients Co.	7,322	216,240
Sahara International Petrochemical Co.	13,750	90,971
Saudi Arabian Mining Co.(1)	37,091	495,680

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.(4)	271,406	$ 2,026,034
Saudi Automotive Services Co.	21,798	367,792
Saudi Basic Industries Corp.	26,677	475,591
Saudi Ceramic Co.(1)	18,457	167,327
Saudi Chemical Co. Holding	152,398	376,372
Saudi Electricity Co.	277,959	1,248,884
Saudi Ground Services Co.	28,577	388,482
Saudi Industrial Investment Group	13,394	59,442
Saudi Kayan Petrochemical Co.(1)	56,284	105,087
Saudi National Bank	47,512	421,608
Saudi Public Transport Co.(1)	15,777	85,771
Saudi Real Estate Co.(1)	42,607	287,041
Saudi Research & Media Group(1)	4,167	304,345
Saudi Telecom Co.	132,832	1,414,110
Saudia Dairy & Foodstuff Co.	4,222	379,537
Savola Group(1)	11,486	112,088
Seera Group Holding(1)	55,132	329,230
Sustained Infrastructure Holding Co.	15,031	127,734
United Electronics Co.	18,141	435,555
United International Transportation Co.	6,221	135,853
Yanbu National Petrochemical Co.	8,737	87,868
		$ 21,405,031
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 49,723
Krka DD Novo mesto	15,329	2,208,759
Luka Koper	1,451	60,006
Nova Ljubljanska Banka DD(4)	1,700	224,318
Petrol DD Ljubljana	5,640	184,246
Pozavarovalnica Sava DD	3,334	138,070
Zavarovalnica Triglav DD	3,019	126,366
		$ 2,991,488
South Africa — 5.3%
Altron Ltd., Class A	163,786	$ 184,501
Anglo American Platinum Ltd.(2)	3,440	103,763
Aspen Pharmacare Holdings Ltd.	193,502	1,686,201
AVI Ltd.	44,358	257,952
Barloworld Ltd.(2)	52,046	297,818
Bid Corp. Ltd.	45,434	1,035,085
Bidvest Group Ltd.	178,962	2,497,928
Burstone Group Ltd.	204,859	102,195
Clicks Group Ltd.	35,599	704,186
Discovery Ltd.	21,152	217,816
Equites Property Fund Ltd.	201,368	156,622
Exxaro Resources Ltd.	101,055	841,973
Security	Shares	Value
South Africa (continued)
FirstRand Ltd.	257,541	$ 1,033,047
Fortress Real Estate Investments Ltd., Class B	294,436	316,435
Foschini Group Ltd.	27,249	242,222
Gold Fields Ltd.	57,741	755,448
Growthpoint Properties Ltd.	455,708	306,208
Harmony Gold Mining Co. Ltd.	38,900	311,821
Hyprop Investments Ltd.	154,616	380,668
Impala Platinum Holdings Ltd.(1)	54,907	256,715
Kumba Iron Ore Ltd.	7,137	123,725
Lesaka Technologies, Inc.(1)(2)	20,900	113,069
Life Healthcare Group Holdings Ltd.	371,186	322,316
Momentum Group Ltd.	55,756	89,183
Mr Price Group Ltd.	16,841	262,476
MTN Group Ltd.	375,215	1,823,626
MultiChoice Group(1)	52,660	301,739
Naspers Ltd., Class N	16,328	3,615,958
NEPI Rockcastle NV	96,719	707,044
Netcare Ltd.	423,193	334,152
Northam Platinum Holdings Ltd.	26,725	138,006
Pick n Pay Stores Ltd.(1)	61,328	99,828
PSG Financial Services Ltd.	311,088	322,741
Redefine Properties Ltd.	1,436,323	346,062
Resilient REIT Ltd.	80,290	250,651
Reunert Ltd.	55,719	221,401
SA Corporate Real Estate Ltd.	932,087	144,004
Sanlam Ltd.	47,771	220,082
Santam Ltd.	7,291	151,773
Sappi Ltd.	45,650	118,553
Sasol Ltd.	38,279	168,570
Shoprite Holdings Ltd.	57,942	901,114
Sibanye Stillwater Ltd.(1)	143,547	114,581
SPAR Group Ltd.(1)	30,000	232,252
Standard Bank Group Ltd.	30,572	359,033
Telkom SA SOC Ltd.(1)	68,155	126,289
Thungela Resources Ltd.	41,855	296,678
Tiger Brands Ltd.	16,500	253,738
Truworths International Ltd.	29,366	161,574
Vodacom Group Ltd.	117,111	628,929
Vukile Property Fund Ltd.	369,342	351,474
Woolworths Holdings Ltd.	68,586	226,165
		$ 25,215,390
South Korea — 4.1%
ABLBio, Inc.(1)	6,502	$ 130,612
Alteogen, Inc.(1)	1,871	388,679
AMOREPACIFIC Corp.	2,754	194,892

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
AMOREPACIFIC Group	5,071	$ 71,183
BGF Retail Co. Ltd.	905	62,584
Celltrion Pharm, Inc.(1)	2,973	113,248
Celltrion, Inc.	10,311	1,299,386
Chabiotech Co. Ltd.(1)	4,545	35,159
Cheil Worldwide, Inc.	11,267	129,195
CJ CheilJedang Corp.	810	139,507
CJ Corp.	1,100	73,345
Cosmax, Inc.	1,200	120,655
CosmoAM&T Co. Ltd.(1)	600	20,693
Coupang, Inc.(1)	6,700	147,266
Coway Co. Ltd.	3,444	155,392
Daewoo Industrial Development Co. Ltd.(1)(3)	3,501	0
DL E&C Co. Ltd.	4,736	102,748
DL Holdings Co. Ltd.	1,888	40,225
E-MART, Inc.	1,921	81,932
Green Cross Corp.	1,257	151,988
GS Holdings Corp.(1)	2,483	65,863
GS P&L Co. Ltd.(1)	977	14,733
GS Retail Co. Ltd.	4,122	45,940
Hana Financial Group, Inc.	3,314	126,805
Hankook Tire & Technology Co. Ltd.	3,124	80,662
Hanmi Pharm Co. Ltd.	1,361	257,374
Hanmi Science Co. Ltd.	3,183	62,900
Hanmi Semiconductor Co. Ltd.	1,400	76,745
Hanwha Corp.	6,800	123,424
Hanwha Solutions Corp.(1)	8,764	94,417
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	1,784	274,360
HLB Life Science Co. Ltd.(1)	7,250	48,832
HLB, Inc.(1)	5,860	287,695
HMM Co. Ltd.	6,394	76,379
Hotel Shilla Co. Ltd.(1)	2,448	60,758
HYBE Co. Ltd.(1)	834	108,828
Hyosung TNC Corp.	213	34,317
Hyundai Engineering & Construction Co. Ltd.	3,203	54,889
Hyundai Glovis Co. Ltd.	2,744	218,891
Hyundai Mobis Co. Ltd.	2,118	336,840
Hyundai Motor Co.	4,179	593,295
Hyundai Steel Co.	3,100	43,937
JYP Entertainment Corp.	1,303	61,273
Kakao Corp.	12,769	327,223
Kangwon Land, Inc.	9,384	101,317
KB Financial Group, Inc.	2,517	141,735
Kia Corp.	6,357	430,175
KIWOOM Securities Co. Ltd.	2,085	162,797
Korea Zinc Co. Ltd.	295	199,812
Security	Shares	Value
South Korea (continued)
Korean Air Lines Co. Ltd.	6,176	$ 93,971
Krafton, Inc.(1)	1,400	295,015
KT&G Corp.	8,217	594,567
Kum Yang Co. Ltd.(1)	1,200	17,027
Kumho Petrochemical Co. Ltd.	1,229	75,263
L&F Co. Ltd.(1)	386	20,867
LG Chem Ltd.	1,592	266,710
LG Chem Ltd., PFC Shares	300	32,075
LG Corp.	5,307	257,142
LG Display Co. Ltd.(1)	8,289	50,586
LG Electronics, Inc.	4,500	252,828
LG Energy Solution Ltd.(1)	298	69,594
LG H&H Co. Ltd.	913	187,793
LG Innotek Co. Ltd.	1,100	119,062
LG Uplus Corp.	22,484	157,212
LigaChem Biosciences, Inc.(1)	1,888	138,058
Lotte Chemical Corp.	827	33,410
LS Corp.	761	48,037
Naver Corp.(1)	6,310	841,943
NCSoft Corp.	883	109,036
NongShim Co. Ltd.	480	121,312
Orion Corp.	2,576	177,941
POSCO Holdings, Inc.	2,076	354,132
S-1 Corp.	2,867	114,534
Samsung Biologics Co. Ltd.(1)(4)	1,017	651,661
Samsung C&T Corp.	1,958	151,293
Samsung Electro-Mechanics Co. Ltd.	1,336	110,812
Samsung Electronics Co. Ltd.	73,430	2,620,482
Samsung SDI Co. Ltd.(1)	1,002	165,619
Samsung SDS Co. Ltd.	659	56,707
Samyang Foods Co. Ltd.	677	349,782
Seegene, Inc.	3,878	59,777
Shinhan Financial Group Co. Ltd.	5,915	191,805
Shinsegae, Inc.(1)	779	69,877
SK Chemicals Co. Ltd.	1,155	34,551
SK Hynix, Inc.	7,577	868,251
SK Innovation Co. Ltd.(1)	7,056	533,410
SK Telecom Co. Ltd.	3,158	118,337
SK, Inc.	1,290	114,508
S-Oil Corp.	4,000	149,364
ST Pharm Co. Ltd.	1,947	116,459
Yuhan Corp.	7,064	569,141
Zyle Motors Corp.(1)(3)	4,895	0
		$ 19,330,856

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sri Lanka — 0.7%
Access Engineering PLC	955,420	$ 112,387
Alumex PLC(1)	1,533,880	77,366
Browns Investments PLC(1)	7,128,384	172,481
Ceylon Tobacco Co. PLC	68,638	327,939
Commercial Bank of Ceylon PLC	399,832	197,560
Dialog Axiata PLC	3,654,977	145,886
Hatton National Bank PLC	215,435	235,072
Hayleys PLC	255,312	114,406
Hemas Holdings PLC	342,755	120,786
John Keells Holdings PLC	7,672,550	591,901
Lanka IOC PLC	232,155	99,509
Melstacorp PLC	555,767	233,333
National Development Bank PLC	313,109	121,178
Nations Trust Bank PLC	184,728	117,524
Piramal Glass Ceylon PLC	683,370	80,522
Sampath Bank PLC	611,958	246,992
Teejay Lanka PLC	1,320,550	236,313
Tokyo Cement Co. Lanka PLC	278,632	57,790
		$ 3,288,945
Taiwan — 8.2%
Accton Technology Corp.	13,000	$ 305,549
Advantech Co. Ltd.	16,890	178,126
AirTAC International Group	10,000	256,860
ASE Technology Holding Co. Ltd.	77,247	379,317
Asia Cement Corp.	125,967	155,143
Asustek Computer, Inc.	18,174	340,654
AUO Corp.	145,600	64,961
Bizlink Holding, Inc.	17,602	327,497
Bora Pharmaceuticals Co. Ltd.	11,690	267,906
Caliway Biopharmaceuticals Co. Ltd.(1)	7,877	147,691
Catcher Technology Co. Ltd.	27,100	160,083
Cathay Financial Holding Co. Ltd.	193,989	403,472
Center Laboratories, Inc.	153,938	205,859
Chailease Holding Co. Ltd.	20,408	70,222
Cheng Shin Rubber Industry Co. Ltd.	186,010	277,815
China Airlines Ltd.	272,963	213,260
China Petrochemical Development Corp.(1)	407,426	91,257
China Steel Corp.	579,815	347,245
Chroma ATE, Inc.	20,000	248,847
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	229,536
Chunghwa Telecom Co. Ltd.	437,780	1,647,992
Compal Electronics, Inc.	138,000	157,998
CTBC Financial Holding Co. Ltd.	284,000	338,084
Delta Electronics, Inc.	31,356	410,426
E Ink Holdings, Inc.	25,000	208,169
Security	Shares	Value
Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	174,950	$ 143,623
Eclat Textile Co. Ltd.	24,000	371,874
EirGenix, Inc.(1)	33,000	72,450
EVA Airways Corp.	223,334	301,794
Evergreen Marine Corp. Taiwan Ltd.	115,113	789,637
Far Eastern Department Stores Ltd.	176,642	121,118
Far Eastern New Century Corp.	470,313	452,901
Far EasTone Telecommunications Co. Ltd.	184,776	503,442
Feng Hsin Steel Co. Ltd.	40,000	84,891
First Financial Holding Co. Ltd.	194,033	160,220
Formosa Chemicals & Fibre Corp.	213,755	177,811
Formosa Petrochemical Corp.	128,153	135,165
Formosa Plastics Corp.	300,959	325,599
Formosa Taffeta Co. Ltd.	193,000	107,935
Fortune Electric Co. Ltd.	7,700	131,826
Fubon Financial Holding Co. Ltd.	104,704	287,937
Fulgent Sun International Holding Co. Ltd.	25,985	93,880
Gamania Digital Entertainment Co. Ltd.	52,000	122,301
Giant Manufacturing Co. Ltd.	25,420	109,537
Globalwafers Co. Ltd.	7,000	81,349
Goldsun Building Materials Co. Ltd.	143,000	215,659
Grape King Bio Ltd.	17,000	77,481
Great Wall Enterprise Co. Ltd.	110,602	173,652
Highwealth Construction Corp.	260,661	344,865
Hiwin Technologies Corp.	19,233	192,548
Hon Hai Precision Industry Co. Ltd.	152,806	854,285
Hota Industrial Manufacturing Co. Ltd.	47,000	96,218
Hotai Motor Co. Ltd.	32,640	615,607
Hua Nan Financial Holdings Co. Ltd.	178,243	141,969
Huaku Development Co. Ltd.	36,300	126,151
Innolux Corp.	156,302	68,296
International Games System Co. Ltd.	36,000	1,068,939
Inventec Corp.	91,000	138,669
Kenda Rubber Industrial Co. Ltd.	112,351	92,946
KGI Financial Holding Co. Ltd.	290,000	151,923
Kinpo Electronics	229,000	183,069
Largan Precision Co. Ltd.	2,042	166,236
Lien Hwa Industrial Holdings Corp.	118,102	182,523
Lite-On Technology Corp.	57,000	172,571
Lotus Pharmaceutical Co. Ltd.	41,000	336,669
Makalot Industrial Co. Ltd.	14,280	139,603
MediaTek, Inc.	21,664	931,329
Mega Financial Holding Co. Ltd.	198,358	233,849
Merida Industry Co. Ltd.	44,907	206,449
Microbio Co. Ltd.(1)	114,774	115,456
Micro-Star International Co. Ltd.	22,000	122,872

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
momo.com, Inc.	9,009	$ 91,539
Nan Kang Rubber Tire Co. Ltd.(1)	100,819	139,692
Nan Ya Plastics Corp.	332,378	302,740
Nanya Technology Corp.(1)	51,165	45,531
Nien Made Enterprise Co. Ltd.	27,000	301,408
Novatek Microelectronics Corp.	15,479	236,463
OBI Pharma, Inc.(1)	52,250	93,143
Panion & BF Biotech, Inc.	19,000	47,541
Pegatron Corp.	36,486	102,027
Pegavision Corp.	8,685	99,725
PharmaEngine, Inc.	25,000	68,810
PharmaEssentia Corp.(1)	29,000	543,298
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Polaris Group(1)	80,000	111,272
Pou Chen Corp.	321,309	361,043
Poya International Co. Ltd.	7,000	106,024
President Chain Store Corp.	59,716	478,811
Quanta Computer, Inc.	35,000	304,620
Realtek Semiconductor Corp.	17,542	303,168
Ruentex Development Co. Ltd.	173,824	227,136
Ruentex Industries Ltd.	76,421	168,537
Sanyang Motor Co. Ltd.	131,000	275,780
Shanghai Commercial & Savings Bank Ltd.	105,184	126,928
Simplo Technology Co. Ltd.	12,652	153,165
Sino-American Silicon Products, Inc.	18,000	73,762
SinoPac Financial Holdings Co. Ltd.	277,339	193,357
Standard Foods Corp.	129,000	144,151
Synmosa Biopharma Corp.	97,873	102,981
Synnex Technology International Corp.	30,569	65,952
TA Chen Stainless Pipe Co. Ltd.	143,016	131,887
TaiDoc Technology Corp.	20,000	88,719
Tainan Spinning Co. Ltd.	359,407	153,879
Taishin Financial Holding Co. Ltd.	296,928	157,422
Taiwan Cooperative Financial Holding Co. Ltd.	235,824	174,626
Taiwan Fertilizer Co. Ltd.	53,000	82,554
Taiwan High Speed Rail Corp.	159,000	134,761
Taiwan Hon Chuan Enterprise Co. Ltd.	42,934	192,987
Taiwan Mobile Co. Ltd.	190,858	660,394
Taiwan Semiconductor Manufacturing Co. Ltd.	231,747	7,531,783
Tatung Co. Ltd.(1)	171,000	249,412
TCC Group Holdings Co. Ltd.	288,497	278,714
TCI Co. Ltd.	17,000	63,781
Tong Yang Industry Co. Ltd.	86,000	293,144
TTY Biopharm Co. Ltd.	48,780	108,337
Tung Ho Steel Enterprise Corp.	49,000	101,476
Unimicron Technology Corp.	39,000	167,114
Security	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	557,588	$ 1,374,673
United Microelectronics Corp.	188,323	245,309
Vanguard International Semiconductor Corp.	35,522	108,201
Voltronic Power Technology Corp.	3,000	169,815
Walsin Lihwa Corp.	326,980	236,085
Wan Hai Lines Ltd.	84,000	207,581
Wistron Corp.	95,000	300,130
Wiwynn Corp.	3,000	238,162
Yageo Corp.	7,683	126,424
Yang Ming Marine Transport Corp.	83,000	191,522
YFY, Inc.	101,000	91,471
Yieh Phui Enterprise Co. Ltd.	90,234	41,712
Yuanta Financial Holding Co. Ltd.	284,535	294,507
Yulon Motor Co. Ltd.	92,928	143,569
YungShin Global Holding Corp.	59,000	96,954
		$ 38,864,802
Thailand — 5.0%
Advanced Info Service PCL(7)	158,500	$ 1,329,862
Airports of Thailand PCL(7)	553,800	963,434
Amata Corp. PCL(7)	203,300	171,174
AP Thailand PCL(7)	549,560	130,236
B Grimm Power PCL(7)	139,300	79,194
Bangkok Bank PCL(7)	42,500	187,824
Bangkok Chain Hospital PCL(7)	621,500	278,514
Bangkok Dusit Medical Services PCL, Class F(7)	1,796,700	1,289,609
Bangkok Expressway & Metro PCL(7)	1,093,054	227,074
Banpu PCL(7)	803,800	140,682
BTS Group Holdings PCL(1)(7)	533,700	95,173
Bumrungrad Hospital PCL(7)	203,300	1,186,884
Central Pattana PCL(7)	214,700	358,244
Central Retail Corp. PCL(7)	442,800	438,474
CH. Karnchang PCL(7)	194,800	109,636
Charoen Pokphand Foods PCL(7)	416,300	277,995
Chularat Hospital PCL(7)	3,340,700	238,694
CP ALL PCL(7)	441,900	720,401
CP Axtra PCL(7)	184,499	147,459
Delta Electronics (Thailand) PCL(7)	1,305,600	5,786,081
Electricity Generating PCL(7)	15,400	52,739
Gulf Energy Development PCL(7)	757,700	1,317,121
Hana Microelectronics PCL(7)	148,500	106,881
Home Product Center PCL(7)	912,260	249,904
Indorama Ventures PCL(7)	467,971	339,497
Intouch Holdings PCL(7)	125,500	356,090
Kasikornbank PCL(7)	62,500	284,476
KCE Electronics PCL(7)	120,000	85,461

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Kiatnakin Phatra Bank PCL(7)	28,900	$ 44,459
Krung Thai Bank PCL(7)	407,925	250,983
Land & Houses PCL(7)	670,500	99,195
Mega Lifesciences PCL(7)	234,200	228,169
Minor International PCL(7)	896,936	681,015
Osotspa PCL(7)	196,800	119,725
Plan B Media PCL(7)	483,200	100,441
PTT Exploration & Production PCL(7)	197,016	692,507
PTT Global Chemical PCL(7)	257,205	183,285
PTT Oil & Retail Business PCL(7)	367,100	142,895
PTT PCL(7)	1,115,900	1,040,394
Quality Houses PCL(7)	1,804,283	90,841
Ratch Group PCL(7)	152,400	133,822
SCB X PCL(7)	50,500	173,852
SCG Packaging PCL(7)	263,500	150,681
Siam Cement PCL(7)	75,611	371,418
Siam Global House PCL(7)	564,436	228,606
Star Petroleum Refining PCL(7)	362,600	69,926
Supalai PCL(7)	148,400	78,949
SVI PCL(7)	380,300	81,956
Thai Beverage PCL(7)	714,200	285,228
Thai Oil PCL(7)	100,900	84,004
Thai Union Group PCL(7)	480,092	182,598
TPI Polene PCL(7)	2,914,200	92,413
True Corp. PCL(1)(7)	3,065,704	995,159
TTW PCL(7)	236,900	63,175
WHA Corp. PCL(7)	1,492,700	240,542
		$ 23,855,051
Tunisia — 0.5%
Attijari Bank	10,689	$ 172,499
Banque de Tunisie	113,230	184,194
Banque Internationale Arabe de Tunisie	7,902	232,131
Carthage Cement(1)	371,834	254,848
Euro Cycles SA	24,412	90,265
Poulina Group	91,623	248,816
Societe D'Articles Hygieniques SA	117,118	374,647
Societe Frigorifique et Brasserie de Tunis SA	158,405	576,042
Telnet Holding	44,345	83,316
Union Internationale de Banques SA	23,405	163,747
		$ 2,380,505
Turkey — 4.7%
Akbank TAS	270,991	$ 496,199
Aksa Akrilik Kimya Sanayii AS	527,196	192,873
Aksa Enerji Uretim AS	306,798	339,947
Security	Shares	Value
Turkey (continued)
Alarko Holding AS	34,678	$ 90,063
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,166	211,779
Arcelik AS(1)	94,450	378,525
Aygaz AS	100,427	502,028
Baticim Bati Anadolu Cimento Sanayii AS(1)	17,823	71,320
BIM Birlesik Magazalar AS	111,133	1,659,368
Biotrend Cevre VE Enerji Yatirimlari AS(1)	226,365	108,944
Cimsa Cimento Sanayi VE Ticaret AS	83,927	110,429
Coca-Cola Icecek AS	232,793	393,937
Dogan Sirketler Grubu Holding AS	395,182	161,639
Dogus Otomotiv Servis ve Ticaret AS	16,807	92,152
EGE Endustri VE Ticaret AS	456	126,309
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,985,507	763,931
Enerjisa Enerji AS(4)	255,322	424,590
Enka Insaat ve Sanayi AS	101,883	139,768
Eregli Demir ve Celik Fabrikalari TAS	729,556	502,737
Fenerbahce Futbol AS(1)	27,500	36,575
Ford Otomotiv Sanayi AS	26,106	690,449
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,786	209,499
Gubre Fabrikalari TAS(1)	11,586	93,978
Haci Omer Sabanci Holding AS	73,522	199,304
Hektas Ticaret TAS(1)	168,714	18,450
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	157,011
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	491,789
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	219,426	167,844
KOC Holding AS	129,168	651,878
Koza Altin Isletmeleri AS(1)	247,800	157,961
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	101,010
Logo Yazilim Sanayi Ve Ticaret AS	147,998	450,530
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	223,652	121,481
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	111,900	275,333
Migros Ticaret AS	32,232	497,576
MLP Saglik Hizmetleri AS(1)(4)	99,775	1,076,929
Nuh Cimento Sanayi AS	12,278	103,949
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	224,888
Oyak Cimento Fabrikalari AS(1)	267,071	181,118
Pegasus Hava Tasimaciligi AS(1)	50,156	301,830
Petkim Petrokimya Holding AS(1)	282,818	144,672
Reeder Teknoloji Sanayi VE Ticaret AS(1)	217,727	88,352
Sasa Polyester Sanayi AS(1)	1,713,512	196,997
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	290,142
Sok Marketler Ticaret AS	108,409	126,108
Tofas Turk Otomobil Fabrikasi AS	46,630	270,011
Turk Hava Yollari AO(1)	67,141	532,800
Turk Telekomunikasyon AS(1)	417,089	512,008

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turk Traktor ve Ziraat Makineleri AS	3,320	$ 70,389
Turkcell Iletisim Hizmetleri AS	1,060,818	2,778,018
Turkiye Is Bankasi AS, Class C	782,177	298,950
Turkiye Petrol Rafinerileri AS	598,067	2,398,753
Turkiye Sise ve Cam Fabrikalari AS	149,987	175,822
Ulker Biskuvi Sanayi AS(1)	72,512	240,909
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	115,955
Yapi ve Kredi Bankasi AS	316,986	273,929
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	574,259
Zorlu Enerji Elektrik Uretim AS(1)	1,298,501	159,906
		$ 22,223,900
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	99,231	$ 281,318
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,005,194
ADNOC Drilling Co. PJSC	922,000	1,337,388
ADNOC Gas PLC	476,000	454,819
ADNOC Logistics & Services	148,200	219,065
Agthia Group PJSC	145,477	257,347
Air Arabia PJSC	646,580	541,713
Aldar Properties PJSC	412,264	861,665
Americana Restaurants International PLC	241,700	145,361
Apex Investment Co. PSC(1)	234,400	268,811
Borouge PLC	209,800	137,103
Dana Gas PJSC(1)	1,234,795	236,989
Dubai Electricity & Water Authority PJSC	2,100,300	1,624,692
Dubai Investments PJSC	527,093	309,692
Emaar Properties PJSC	303,415	1,062,875
Emirates Telecommunications Group Co. PJSC	249,055	1,106,905
EMSTEEL Building Materials PJSC(1)	208,300	71,437
Fertiglobe PLC	463,700	309,284
First Abu Dhabi Bank PJSC	296,080	1,107,342
Ghitha Holding PJSC(1)	6,700	43,791
Modon Holding PSC(1)	189,500	172,550
Multiply Group PJSC(1)	382,500	215,590
		$ 11,770,931
United States — 0.0%(8)
Powerfleet, Inc.(1)	1	$ 7
		$ 7
Vietnam — 2.4%
Bamboo Capital Group JSC(1)	221,870	$ 55,310
Bank for Foreign Trade of Vietnam JSC(1)	297,112	1,062,690
Bank for Investment & Development of Vietnam JSC(1)	69,676	102,572
Binh Minh Plastics JSC	29,100	149,584
Security	Shares	Value
Vietnam (continued)
Development Investment Construction JSC(1)	301,811	$ 223,470
Digiworld Corp.	150,540	237,204
Duc Giang Chemicals JSC	101,000	461,588
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	68,195	496,226
Gelex Group JSC(1)	203,200	152,090
Ha Do Group JSC	111,100	124,095
HAGL JSC(1)	283,740	134,040
Ho Chi Minh City Infrastructure Investment JSC	86,800	47,452
Hoa Phat Group JSC(1)	1,318,232	1,377,113
Hoa Sen Group	163,770	118,494
Hoang Huy Investment Financial Services JSC(1)	267,400	158,746
Idico Corp. JSC	90,200	197,104
KIDO Group Corp.	48,035	110,052
Kinh Bac City Development Holding Corp.(1)	327,160	348,708
Masan Group Corp.(1)	229,632	630,178
Nam Kim Steel JSC(1)	219,600	124,433
Novaland Investment Group Corp.(1)	123,800	49,727
PC1 Group JSC(1)	127,356	114,308
PetroVietnam Drilling & Well Services JSC(1)	459,477	422,002
Petrovietnam Fertilizer & Chemicals JSC	80,500	110,455
PetroVietnam Gas JSC	96,814	258,658
PetroVietnam Nhon Trach 2 Power JSC	91,200	74,956
PetroVietnam Power Corp.(1)	1,201,300	565,382
PetroVietnam Technical Services Corp.	92,872	123,713
Petrovietnam Transportation Corp.	115,280	125,182
Saigon - Hanoi Commercial Joint Stock Bank	136,921	55,030
Saigon Beer Alcohol Beverage Corp.	45,800	99,685
SSI Securities Corp.	171,603	175,158
Tasco JSC(1)	130,800	81,223
Thanh Thanh Cong - Bien Hoa JSC(1)	125,232	64,323
Vietcap Securities JSC	79,599	103,535
Vietjet Aviation JSC(1)	91,994	360,777
Vietnam Construction and Import-Export JSC(1)	129,719	92,269
Vietnam Dairy Products JSC	319,848	795,457
Viglacera Corp. JSC	76,800	135,275
Vincom Retail JSC(1)	229,413	154,272
Vingroup JSC(1)	320,579	509,648
Vinh Hoan Corp.	54,240	149,881
Vinhomes JSC(1)(4)	228,500	358,177
		$ 11,290,242
Total Common Stocks (identified cost $279,090,967)		$480,482,497

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.0%(8)
Security	Principal Amount (000's omitted)		Value
Oman — 0.0%(8)
Bank Nizwa Sukuk, 6.00%, 7/25/29	OMR	28	$ 7,591
Total Convertible Bonds (identified cost $7,674)			$ 7,591

Rights — 0.0%(8)
Security	Shares	Value
Brazil — 0.0%(8)
Smartfit Escola de Ginastica e Danca SA, Exp. 2/4/25(1)	831	$ 116
		$ 116
Tunisia — 0.0%(8)
Banque Internationale Arabe de Tunisie, Exp. 11/29/54(1)	7,902	$ 41,327
		$ 41,327
Vietnam — 0.0%(8)
NKG, Exp. 1/24/25(1)	183,000	$ 8,796
		$ 8,796
Total Rights (identified cost $17,867)		$ 50,239

Short-Term Investments — 0.9%
Affiliated Fund — 0.0%(8)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(9)	24,340	$ 24,340
Total Affiliated Fund (identified cost $24,340)		$ 24,340

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(10)	4,348,734	$ 4,348,734
Total Securities Lending Collateral (identified cost $4,348,734)		$ 4,348,734
Total Short-Term Investments (identified cost $4,373,074)		$ 4,373,074
Value
Total Investments — 101.8% (identified cost $283,489,582)	$484,913,401
Other Assets, Less Liabilities — (1.8)%	$ (8,404,973)
Net Assets — 100.0%	$476,508,428
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $14,276,547.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $20,248,963 or 4.2% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $3,151,992 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.
(9)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.8%	$61,009,304
Industrials	10.7	50,796,965
Information Technology	10.1	48,344,769
Communication Services	9.9	46,972,748
Consumer Discretionary	9.8	46,661,708
Consumer Staples	9.8	46,565,730
Energy	9.0	42,967,622
Materials	8.8	42,077,054
Health Care	8.7	41,669,213
Utilities	6.2	29,298,643
Real Estate	5.1	24,176,571
Short-Term Investments	0.9	4,373,074
Total Investments	101.8%	$484,913,401
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
Currency Abbreviations:
OMR	– Omani Rial

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Statement of Assets and Liabilities (Unaudited)

December 31, 2024
Assets
Unaffiliated investments, at value (identified cost $283,465,242) — including $14,276,547 of securities on loan	$484,889,061
Affiliated investments, at value (identified cost $24,340)	24,340
Cash	389,188
Foreign currency, at value (identified cost $3,581,924)	3,527,754
Interest and dividends receivable	541,223
Dividends receivable from affiliated investments	1,556
Receivable for investments sold	708
Receivable for Fund shares sold	44,099
Securities lending income receivable	20,247
Tax reclaims receivable	194,152
Trustees' deferred compensation plan	244,456
Total assets	$489,876,784
Liabilities
Payable for line of credit	$4,840,000
Collateral for securities loaned	4,348,734
Payable for Fund shares redeemed	179,920
Payable to affiliates:
Investment adviser fee	188,609
Administration fee	209,594
Trustees' deferred compensation plan	244,456
Accrued foreign capital gains taxes	3,200,703
Accrued expenses	156,340
Total liabilities	$13,368,356
Net Assets	$476,508,428
Sources of Net Assets
Paid-in capital	$294,919,896
Distributable earnings	181,588,532
Net Assets	$476,508,428
Class I Shares
Net Assets	$476,508,428
Shares Outstanding	12,010,022
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.68

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $831,888)	$7,255,486
Dividend income from affiliated investments	4,428
Interest income	2,219
Securities lending income, net	93,594
Other income	961,534
Total investment income	$8,317,261
Expenses
Investment adviser fee	$1,144,144
Administration fee	1,271,271
Interest expense and fees	22,860
Total expenses	$2,438,275
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$128
Total expense reductions	$128
Net expenses	$2,438,147
Net investment income	$5,879,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $372,751)	$6,097,400
Foreign currency transactions	(33,641)
Net realized gain	$6,063,759
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $590,031)	$(7,973,464)
Foreign currency	(30,841)
Net change in unrealized appreciation (depreciation)	$(8,004,305)
Net realized and unrealized loss	$(1,940,546)
Net increase in net assets from operations	$3,938,568

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Statements of Changes in Net Assets

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,879,114	$12,638,413
Net realized gain	6,063,759	6,641,121
Net change in unrealized appreciation (depreciation)	(8,004,305)	23,436,228
Net increase in net assets from operations	$3,938,568	$42,715,762
Distributions to shareholders:
Class I	$(21,232,588)	$(27,328,590)
Total distributions to shareholders	$(21,232,588)	$(27,328,590)
Transactions in shares of beneficial interest:
Class I	$(6,106,865)	$(11,586,130)
Net decrease in net assets from Fund share transactions	$(6,106,865)	$(11,586,130)
Net increase (decrease) in net assets	$(23,400,885)	$3,801,042
Net Assets
At beginning of period	$499,909,313	$496,108,271
At end of period	$476,508,428	$499,909,313

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Financial Highlights

	Class I
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$41.20	$39.96	$40.54	$54.69	$40.37	$48.52
Income (Loss) From Operations
Net investment income(1)	$0.49	$1.04	$1.26	$1.27	$0.86	$1.10
Net realized and unrealized gain (loss)	(0.20)	2.52	2.09	(10.80)	14.35	(7.97)
Total income (loss) from operations	$0.29	$3.56	$3.35	$(9.53)	$15.21	$(6.87)
Less Distributions
From net investment income	$(1.40)	$(1.47)	$(1.56)	$(1.24)	$(0.89)	$(1.28)
From net realized gain	(0.41)	(0.85)	(2.37)	(3.38)	—	—
Total distributions	$(1.81)	$(2.32)	$(3.93)	$(4.62)	$(0.89)	$(1.28)
Net asset value — End of period	$39.68	$41.20	$39.96	$40.54	$54.69	$40.37
Total Return(2)	0.72%(3)	9.15%	8.77%	(18.63)%	37.89%	(14.61)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$476,508	$499,909	$496,108	$540,881	$838,973	$1,101,459
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.96%(5)(6)	0.96%(6)	0.96%(6)	0.96%(6)	0.96%	0.96%
Net investment income	2.31%(5)	2.58%	3.18%	2.59%	1.79%	2.46%
Portfolio Turnover	2%(3)	10%	13%	14%	19%	2%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended December 31, 2024 and the years ended June 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the year ended December 31, 2024, the Fund received approximately $962,000 from Poland for EU reclaims and interest thereon. Such amounts are included in other income on the Statement of Operations.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of December 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During the six months ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
J  Interim Financial Statements—The interim financial statements relating to December 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$306,642,292
Gross unrealized appreciation	$215,535,084
Gross unrealized depreciation	(37,263,975)
Net unrealized appreciation	$178,271,109
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2024, the investment adviser fee amounted to $1,144,144.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended December 31, 2024, the investment adviser fee paid was reduced by $128 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the administration fee amounted to $1,271,271. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $9,754,503 and $23,443,440, respectively, for the six months ended December 31, 2024.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	141,370	$ 5,975,887	493,482	$19,884,932
Issued to shareholders electing to receive payments of distributions in Fund shares	405,136	16,055,531	521,265	20,574,332
Redemptions	(670,493)	(28,138,283)	(1,295,278)	(52,045,394)
Net decrease	(123,987)	$(6,106,865)	(280,531)	$(11,586,130)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $4,840,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2024. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2024 were $695,924 and 5.77%, respectively.
7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $14,276,547 and $15,122,850, respectively. Collateral received was comprised of cash of $4,348,734 and U.S. government and/or agencies securities of $10,774,116. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,348,734	$ —	$ —	$ —	$4,348,734
The carrying amount of the liability for collateral for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2024.
8  Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $24,340, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,483,401	$9,626,947	$(11,086,008)	$ —	$ —	$24,340	$4,428	24,340
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 3,761,267	$ 40,906,403	$ —	$ 44,667,670
Asia	9,381,932	243,460,500	172,503	253,014,935
Developed Europe	238,140	2,813,310	—	3,051,450
Emerging Europe	183,273	60,631,603	0	60,814,876
Latin America	41,635,160	23,742,936	—	65,378,096
Middle East	446,688	53,108,775	0	53,555,463
North America	7	—	—	7
Total Common Stocks	$55,646,467	$424,663,527**	$172,503	$480,482,497

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 7,591	$ —	$ 7,591
Rights	41,327	8,912	—	50,239
Short-Term Investments:
Affiliated Fund	24,340	—	—	24,340
Securities Lending Collateral	4,348,734	—	—	4,348,734
Total Investments	$60,060,868	$ 424,680,030	$172,503	$484,913,401
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2024 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

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EITEX-NCSR    12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025